Equity method investments	6 Months Ended
Jun. 30, 2016
Investments in affiliate [Abstract]:
Equity method investments

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

		Participation %	Date Established
Entity	Vessel/Hull	June 30, 2016	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Platt Maritime Co.	Hull YZJ1206	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015
Connell Maritime Co.	n/a	40%	December 18, 2013

During the year ended December 31, 2013, in accordance with the Framework Deed, York contributed $16,044, in the aggregate, in order to acquire a 51% equity interest in the ship-owning companies Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co., and for initial working capital of such ship-owning companies. There was no difference between: (a) the aggregate of the fair value of the consideration received and the fair value of the retained investment, as compared with (b) the carrying amount of the former subsidiaries assets and liabilities, in each case at the date the subsidiaries were deconsolidated.

During the same year, 2013, Costamare Ventures participated with a 49% interest in the equity of Kemp Maritime Co. and Hyde Maritime Co. which entered into ship-building contracts for the construction of two 11,000 TEU container vessels, by contributing in aggregate $921 during the year ended December 31, 2015 and $333 during the six-month period ended June 30, 2016. In June 2016, the two companies, as joint and several borrowers signed a loan agreement with a bank for an amount up to  $88,000, in aggregate, to partly finance the construction cost of the two newbuild vessels. The Company, Costamare Ventures and York through its affiliate Bluebird Holdings L.P. participate as corporate guarantors (Note 13 (c)).

During the year ended December 31, 2015, Costamare Ventures participated with a 25% interest in the equity of Ainsley Maritime Co. and Ambrose Maritime Co., which entered into ship-building contracts for the construction of two 11,000 TEU container vessels, by contributing $13,200 in the aggregate and $144 during the six-month period ended June 30, 2016.

During the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which entered into ship-building contracts for the construction of five 14,000 TEU container vessels, by contributing $30,305, in the aggregate. In December 2014, these five companies novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years. Upon novation of the contracts, the Company received the amount of $23,400 in the form of a dividend. During the year ended December 31, 2015 and the six-month period ended June 30, 2016, Costamare Ventures contributed in aggregate $1,090 and $10,204, respectively, to such companies.

During the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Connell Maritime Co. by contributing the amount of $6,669 and with a 49% interest in the equity of Smales Maritime Co. by contributing the amount of $4,654 for the acquisition of the secondhand vessel Elafonisos of which $251 was refunded to the Company during the year ended December 31, 2015.

During the year ended December 31, 2015, Costamare Ventures participated with a 49% interest in the equity of Geyer Maritime Co. by contributing the amount of $3,212 for the acquisition of the secondhand vessel Arkadia and with a 49% interest in the equity of Skerrett Maritime Co., which entered into a ship-building contract for the construction of an 11,000 TEU container vessel. During the year ended December 31, 2015 and the six-month period ended June 30, 2016, Costamare Ventures contributed to Skerrett Maritime Co., in aggregate, the amount of $21,662 and $41, respectively. Costamare Ventures also participated with a 49% interest in the equity of Goodway Maritime Co., for the acquisition of the secondhand vessel Monemvasia, which was delivered in February 2016, by contributing in aggregate the amount of $637 during the year ended December 31, 2015 and $2,925 during the six-month period ended June 30, 2016.

During the same year, 2015, Costamare Ventures participated with a 49% interest in the equity of Platt Maritime Co. and Sykes Maritime Co., who entered into ship-building contracts for the construction of two 3,800 TEU container vessels, by contributing $4,410, in the aggregate. In December 2015, these two companies agreed to novate their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of seven years. Upon novation of the contracts in February 2016, the Company received the amount of $2,744 in the form of special dividend.

For the six-month periods ended June 30, 2015 and 2016, the Company recorded net losses of $47 and $405, respectively, which are separately reflected as Equity loss on investments in the accompanying consolidated statements of income. Costamare Ventures has provided Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co. with certain cash advances. As of December 31, 2015 and June 30, 2016, the aggregate balance due from the three companies, amounted to $1,678 and nil, respectively and are included in Due from related parties in the accompanying consolidated balance sheets.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2015	June 30, 2016
Non-current assets	290,805	533,407
Current assets	11,969	16,189
	302,774	549,596

Current liabilities	5,335	18,875

	Six-month periods ended June 30,
	2015	2016
Voyage revenue	7,252	10,333
Net loss	(454)	(966)